FV Measurements (Financial Liabilities not Measured at Fair Value on Consolidated Balance Sheets) (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurement [Domain]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets and liabilities	$ 16,621	$ 14,670
Fair Value Measurement [Domain] | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets and liabilities	0	0
Fair Value Measurement [Domain] | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets and liabilities	16,363	14,284
Fair Value Measurement [Domain] | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets and liabilities	258	386
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets and liabilities	18,365	16,318
Financial assets and liabilities	$ 16,621	$ 14,670